THE LEONETTI FUNDS


                            [THE LEONETTI FUNDS LOGO]



                             LEONETTI BALANCED FUND

                              LEONETTI GROWTH FUND




                               SEMI-ANNUAL REPORT


                               DECEMBER 31, 1999

                                                                   January, 2000

Dear Shareholder:

The Leonetti Balanced Fund enjoyed another outstanding year, gaining 26.02 percent. This compared to the Fund's benchmark, the Lipper Balanced Fund Index, which had a return of 8.98 percent.* 1999 was the third consecutive year that the Fund's return has exceeded 20 percent. These results permitted the Leonetti Balanced Fund throughout 1999 to be consistently included in lists of the best performing Balanced Mutual Funds for its year to date, twelve month and three year performance as printed in various financial newspapers and magazines during the year. Assets of the Fund grew to more than $28 million.

The 1999 stock market rally was unusual in that just a small group of stocks led the way. According to Dorsey, Wright and Associates, 66 percent of all New York Stock Exchange stocks were down for the year, while the Standard & Poor's 500 stocks did not fare much better with only 48 percent higher for the year. Even on the Nasdaq, which enjoyed outsized gains in 1999, only 45 percent of the stocks were up for the year. These results indicate how important stock selection was in 1999.

Your Fund had great success with its technology holdings in 1999. Holdings such as Cisco Systems, EMC Corp., Oracle Corp. and Sun Microsystems all had triple digit returns during 1999. The Fund's retail holdings of Home Depot and Wal-Mart were strong, while the telecommunications sector and the media group also performed very well.

The Leonetti Balanced Fund's ten largest stock holdings as of December 31, 1999 were, in order - EMC Corp., Cisco Systems, Sun Microsystems, General Electric, Lucent Technologies, America Online, Oracle Corp., Tribune Cos., IBM Corp. and Alcoa.

The Fund's fixed-income portfolio stayed with very short-term maturities during the year and only invested in the U.S. Government Treasury market. This prudent stance proved to be very positive as bonds suffered one of their worst years in recent history.

Our outlook for the year 2000 remains positive for stocks. The new year should provide many opportunities for the financial markets. We welcome the many new fundholders to the Leonetti Balanced Fund and thank the existing fundholders for their continued confidence.

Cordially,

LEONETTI & ASSOCIATES

* The Fund's average annual total return from inception on August 1, 1995 through December 31, 1999 was 19.53%. Past performance does not guarantee future results. Share value and returns fluctuate and you may have a gain or loss when you sell your shares. Performance results for Leonetti Balanced Fund and the Lipper Balanced Index include reinvested dividends, interest and other earnings.

                                                                   January, 2000

Dear Shareholder:

Welcome to our newest Fund, the Leonetti Growth Fund. Your Fund came out of the gate with a bang and in its short four-month life gained 26.00 percent. This compared to the 23.42 percent return that the Lipper Large-Cap Growth Index achieved and the Standard & Poor's 500 total return of 10.88 percent for the same period.*

The Leonetti Growth Fund's portfolio reaches into many sectors and market niches with its two-part strategy of growth and value. The first part is the growth objective of buying companies that are exhibiting growth now and in the future. The second part is the out-of-favor value objective, where we measure a company's business potential through our fundamental focus. Utilizing the different investing styles lets your fund participate in different types of market leadership. In the current market, our large capitalization exposure has been emphasizing the growth style of investing.

As of December 31, 1999, your Fund's ten largest holdings in order were - Univision, Cisco Systems, General Electric, Doubleclick, Lucent Technologies, Wal-Mart, Solectron, Nokia, Harley-Davidson and Amgen.

The early success achieved in the beginning of your Fund's life has been exciting. The new year should be filled with opportunity and potential for the financial markets. Once again, welcome to the Leonetti Growth Fund.

Cordially,

LEONETTI & ASSOCIATES, INC.

* The Fund commenced operations on September 1, 1999. Past performance does not guarantee future results. Share value and returns fluctuate and you may have a gain or loss when you sell your shares. Performance results for Leonetti Growth Fund, Lipper Large-Cap Growth Index and Standard & Poor's 500 Index include reinvested dividends, interest and other earnings.

                             LEONETTI BALANCED FUND

Value of $10,000 vs Wilshire 5000+Salomon+US Treasury and Lipper Balanced Index

                           Average Annual Total Return
                         Period Ended December 31, 1999

                   1 Year............................. 26.02%
                   3 Year............................. 24.76%
                   Since Inception (8/1/95)........... 19.53%

                                         Wilshire
                                     5000+Salomon+US         Lip.
           Date          Fund            Treasury          Balanced
           ----          ----            --------          --------
         08/01/95      $ 10,000          $ 10,000          $ 10,000
         09/30/95      $  9,940          $ 10,375          $ 10,354
         12/31/95      $ 10,605          $ 10,842          $ 10,817
         03/31/96      $ 10,936          $ 11,187          $ 11,059
         06/30/96      $ 10,846          $ 11,535          $ 11,283
         09/30/96      $ 10,856          $ 11,821          $ 11,579
         12/31/96      $ 11,330          $ 12,456          $ 12,224
         03/31/97      $ 11,218          $ 12,509          $ 12,277
         06/30/97      $ 12,464          $ 13,994          $ 13,586
         09/30/97      $ 13,709          $ 15,030          $ 14,465
         12/31/97      $ 13,691          $ 15,342          $ 14,675
         03/31/98      $ 14,993          $ 16,736          $ 15,834
         06/30/98      $ 15,468          $ 17,085          $ 16,111
         09/30/98      $ 14,387          $ 16,014          $ 15,183
         12/31/98      $ 17,459          $ 18,222          $ 16,930
         03/31/99      $ 18,506          $ 18,628          $ 17,201
         06/30/99      $ 19,224          $ 19,552          $ 17,974
         09/30/99      $ 19,212          $ 18,760          $ 17,229
         12/31/99      $ 22,002          $ 20,967          $ 18,449

Past performance is not predictive of future performance.

The Lipper Balanced Index is an equally weighted performance index, of the largest qualifying funds in the Lipper category. The Wilshire 5000 + Salomon + US Treasury Index is a blend of the Wilshire 5000 Equity Index (65%), the Salomon Broad Investment Grade Bond Index (25%) and the 90-day U.S. Government Treasury Bill (10%). The Wilshire 5000 measures the performance of all equity securities issued by companies with headquarters in the U.S. The Salomon Broad Bond Index consists of U.S. Treasury and Government-sponsored agency bonds with a maturity of one year or longer. The indices are unmanaged and returns include reinvested dividends.

                              LEONETTI GROWTH FUND

                       Value of $10,000 vs S&P 500 Index

                           Average Annual Total Return
                         Period Ended December 31, 1999

                   Since Inception (9/1/99)........... 26.00%

                                      Fund          S&P
                                      ----          ---
                       9/1/99        10,000       10,000
                      9/30/99        10,190        9,646
                     10/31/99        10,460       10,263
                     11/30/99        11,270       10,470
                     12/31/99        12,600       11,088

Past performance is not predictive of future performance.

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The S&P 500 is unmanaged and returns include reinvested dividends.

                             LEONETTI BALANCED FUND


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
Shares         COMMON STOCKS: 65.1%                                     Value
--------------------------------------------------------------------------------

           COMPUTERHARDWARE: 7.3%
    8,000  International Business Machines Corp....................  $   864,000
   16,000  Sun Microsystems, Inc.*.................................    1,239,000
                                                                     -----------
                                                                       2,103,000
                                                                     -----------
           COMPUTERLOCAL NETWORK: 6.0%
   16,000  Cisco Systems, Inc.*....................................    1,714,000
                                                                     -----------
           COMPUTERMEMORY DEVICES: 6.1%
   16,000  EMC Corp.*..............................................    1,748,000
                                                                     -----------
           COMPUTERNETWORK AND COMMUNICATIONS: 0.9%
    5,000  Adaptec, Inc.*..........................................      249,375
                                                                     -----------
           COMPUTERONLINE SERVICES: 4.2%
   16,000  America Online, Inc.*...................................    1,207,000
                                                                     -----------
           DIVERSIFIED OPERATIONS: 4.3%
    8,000  General Electric Company................................    1,238,000
                                                                     -----------
           ENTERPRISE SOFTWARE/SERVICES: 3.9%
   10,000  Oracle Corp.*...........................................    1,120,625
                                                                     -----------
           FINANCEINVESTMENT BANK: 1.7%
    6,000  Merrill Lynch & Company, Inc............................      501,000
                                                                     -----------
           FINANCIAL SERVICES: 1.9%
   10,000  Citigroup, Inc..........................................      555,625
                                                                     -----------
           LEISURE-GAMING: 1.4%
    8,000  MGM Grand, Inc.*........................................      402,500
                                                                     -----------
           LEISURE-PRODUCTS: 2.2%
   10,000  Harley-Davidson, Inc....................................      640,625
                                                                     -----------

See accompanying Notes to Financial Statements.

                             LEONETTI BALANCED FUND

--------------------------------------------------------------------------------
   Shares                                                                Value
--------------------------------------------------------------------------------

           MEDIA-CABLE/TV: 1.7%
   10,000  Comcast Corp., Class A..................................  $   502,500
                                                                     -----------
           MEDIA-NEWSPAPERS: 3.1%
   16,000  Tribune Company.........................................      881,000
                                                                     -----------
           METAL-ALUMINUM: 2.9%
   10,000  Alcoa, Inc..............................................      830,000
                                                                     -----------
           PAPER AND RELATED PRODUCTS: 2.0%
   10,000  International Paper Company.............................      564,375
                                                                     -----------
           RETAIL-BUILDING PRODUCTS: 2.9%
   12,000  Home Depot, Inc.........................................      822,750
                                                                     -----------
           RETAIL-DISCOUNT: 2.4%
   10,000  WalMart Stores, Inc.....................................      691,250
                                                                     -----------
           RETAIL-RESTAURANTS: 2.2%
   16,000  McDonald's Corp.........................................      645,000
                                                                     -----------
           TELECOMMUNICATION EQUIPMENT: 6.5%
   16,368  Lucent Technologies, Inc................................    1,224,531
   10,000  Tellabs, Inc............................................      641,875
                                                                     -----------
                                                                       1,866,406
                                                                     -----------
           TELECOMMUNICATIONS SERVICES: 1.5%
   10,000  Qwest Communications International, Inc.*...............      430,000
                                                                     -----------

           Total Common Stocks (cost $9,809,618)...................   18,713,031
                                                                     -----------

See accompanying Notes to Financial Statements.

                             LEONETTI BALANCED FUND

--------------------------------------------------------------------------------
 Principal
  Amount   U.S. TREASURY OBLIGATIONS: 28.0%                               Value
--------------------------------------------------------------------------------

$ 900,000  U.S. Treasury Note, 5.375%, due 1/31/2000...............  $   900,282
  400,000  U.S. Treasury Note, 5.875%, due 2/15/2000...............      400,375
  800,000  U.S. Treasury Note, 5.500%, due 2/29/2000...............      800,500
  400,000  U.S. Treasury Note, 6.125%, due 7/31/2000...............      400,750
  800,000  U.S. Treasury Note, 4.500%, due 9/30/2000...............      791,500
1,000,000  U.S. Treasury Note, 4.625%, due 11/30/2000..............      987,813
  500,000  U.S. Treasury Note, 5.500%, due 12/31/2000..............      492,969
  500,000  U.S. Treasury Note, 5.250%, due 1/31/2001...............      495,937
  800,000  U.S. Treasury Note, 5.000%, due 2/28/2001...............      790,250
1,000,000  U.S. Treasury Note, 5.250%, due 5/31/2001...............      987,813
  500,000  U.S. Treasury Note, 5.500%, due 8/31/2001...............      494,219
  500,000  U.S. Treasury Bill, 5.875%, due 11/30/2001..............      497,032
                                                                     -----------
           Total U.S. Treasury Obligations (cost $8,087,307).......    8,039,440
                                                                     -----------

           REPURCHASE AGREEMENT: 6.6%
--------------------------------------------------------------------------------
1,910,000  Firstar Bank Repurchase Agreement, 1.00%,
           dated 12/31/1999, due 1/3/2000, collateralized
           by $2,010,344 GNMA, 6.00%  7.00%, due
           9/15/2008  4/15/2009, (proceeds $1,910,159)
            (cost $1,910,000)......................................    1,910,000
                                                                     -----------

           Total Investments (cost $19,806,925): 99.7%.............   28,662,471
           Other Assets Less Liabilities: 0.3%.....................       87,458
                                                                     -----------
                     Net Assets: 100.0%............................  $28,749,929
                                                                     ===========

* Nonincome producing.

See accompanying Notes to Financial Statements.

                              LEONETTI GROWTH FUND


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares  COMMON STOCKS: 81.0%                                          Value
--------------------------------------------------------------------------------

          COMMERCIAL SERVICES: 2.1%
   1,400  Paychex, Inc.............................................  $   56,000
                                                                     ----------
          COMPUTER-HARDWARE: 2.9%
   1,000  Sun Microsystems, Inc.*..................................      77,437
                                                                     ----------
          COMPUTER-MEMORY DEVICES: 2.0%
     500  EMC Corp.*...............................................      54,625
                                                                     ----------
          COMPUTER-LOCAL NETWORKS: 4.8%
   1,200  Cisco Systems, Inc.*.....................................     128,550
                                                                     ----------
          COMPUTER-ONLINE SERVICES: 2.8%
   1,000  America Online, Inc.*....................................      75,437
                                                                     ----------
          COMPUTER-SOFTWARE: 4.9%
   1,000  Computer Associates International, Inc...................      69,937
   1,000  Intuit, Inc.*............................................      59,937
                                                                     ----------
                                                                        129,874
                                                                     ----------
          CONSULTING SERVICES: 1.2%
     700  USWeb Corp.*.............................................      31,106
                                                                     ----------
          DIVERSIFIED OPERATIONS: 4.0%
     700  General Electric Company.................................     108,325
                                                                     ----------
          ELECTRONIC COMPONENTS: 3.5%
   1,000  Solectron Corp.*.........................................      95,125
                                                                     ----------
          ENTERPRISE SOFTWARE/SERVICES: 2.9%
     700  Oracle Corp.*............................................      78,444
                                                                     ----------
          FINANCE-INVESTMENT BANK: 1.6%
     500  Merrill Lynch & Company, Inc.............................      41,750
                                                                     ----------

See accompanying Notes to Financial Statements.

                              LEONETTI GROWTH FUND

--------------------------------------------------------------------------------
   Shares                                                                Value
--------------------------------------------------------------------------------

          FINANCIAL SERVICES: 2.9%
   1,400  Citigroup, Inc...........................................  $   77,787
                                                                     ----------
          INTERNET CONTENT: 3.8%
     400  DoubleClick, Inc.*.......................................     101,225
                                                                     ----------
          LEISURE-GAMING: 2.6%
   1,400  MGM Grand*...............................................      70,437
                                                                     ----------
          LEISURE-PRODUCTS: 3.3%
   1,400  Harley-Davidson, Inc.....................................      89,688
                                                                     ----------
          MEDICAL-BIOMEDICAL: 3.1%
   1,400  Amgen, Inc.*.............................................      84,088
                                                                     ----------
          MEDIA-RADIO/TV: 5.3%
   1,400  Univision Communications, Inc.*..........................     143,063
                                                                     ----------
          MEDICAL-HOSPITALS: 1.5%
   1,400  Columbia HCA Healthcare Corp.............................      41,038
                                                                     ----------
          PAPER AND RELATED PRODUCTS: 2.9%
   1,400  International Paper Company..............................      79,013
                                                                     ----------
          RETAIL-DISCOUNT: 4.6%
     700  BJ's Wholesale Club, Inc.*...............................      25,550
   1,400  Wal-Mart Stores, Inc.....................................      96,775
                                                                     ----------
                                                                        122,325
                                                                     ----------
          TELECOMMUNICATION EQUIPMENT: 11.0%
   1,300  Lucent Technologies, Inc.................................      97,256
     500  Nokia Oyj................................................      95,000
   1,000  Tellabs, Inc.*...........................................      64,188
     700  Tut Systems, Inc.*.......................................      37,538
                                                                     ----------
                                                                        293,982
                                                                     ----------

See accompanying Notes to Financial Statements.

                              LEONETTI GROWTH FUND

--------------------------------------------------------------------------------
   Shares                                                                Value
--------------------------------------------------------------------------------

          TELECOMMUNICATION SERVICES: 4.7%
   1,400  Metromedia Fiber Network, Inc.*..........................  $   67,112
   1,400  Qwest Communications International, Inc.*................      60,200
                                                                     ----------
                                                                        127,312
                                                                     ----------
          TELEVISION-CABLE: 2.6%
   1,400  Comcast Corp., Class A...................................      70,350
                                                                     ----------

          Total Common Stocks (cost $1,834,855)....................   2,176,981
                                                                     ----------
Principal
 Amount   REPURCHASE AGREEMENT: 21.6%
--------------------------------------------------------------------------------
$580,000  Firstar Repurchase Agreement, 1.00%, dated 12/31/1999, due 1/3/2000, collateralized by $610,470 GNMA,
          6.00% 7.00%, due 9/15/2008 4/15/2009, (proceeds
          $580,048) (cost $580,000).................................    580,000
                                                                     ----------
          Total Investments (cost $2,414,855): 102.6%...............  2,756,981
          Liabilities Less Other Assets: (2.6)%.....................    (71,093)
                                                                     ----------
                     Net Assets: 100.0%............................. $2,685,888
                                                                     ==========


* Non-income producing.


See accompanying Notes to Financial Statements.

                             LEONETTI BALANCED FUND
                              LEONETTI GROWTH FUND

STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               Leonetti           Leonetti
                                                            Balanced Fund       Growth Fund
                                                            -------------       -----------
ASSETS
 Investments in securities, at value (cost
  $19,806,925 and $2,414,855, respectively) .........        $28,662,471         $2,756,981
 Cash ...............................................                861                174
 Receivables:
   Due from Advisor .................................                 --              9,900
   Fund shares sold .................................              3,960             19,740
   Dividends and interest ...........................            115,104                393
   Deferred organization costs ......................              4,074                 --
 Prepaid expenses ...................................                613              9,928
                                                             -----------         ----------
     Total assets ...................................         28,787,083          2,797,116
                                                             -----------         ----------
LIABILITIES
 Payables:
   Advisory fees ....................................             23,563                 --
   Trustees' fees ...................................              1,173                885
   Securities purchased .............................                 --             97,798
 Accrued expenses ...................................             12,418             12,545
                                                             -----------         ----------
     Total liabilities ..............................             37,154            111,228
                                                             -----------         ----------

NET ASSETS ..........................................        $28,749,929         $2,685,888
                                                             ===========         ==========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE
  ($28,749,929/1,579,394 and $2,685,888/213,128,
  respectively; unlimited number of shares
  authorized without par value) .....................        $     18.20         $    12.60
                                                             ===========         ==========
COMPONENTS OF NET ASSETS
     Paidin capital .................................        $18,944,173         $2,318,012
     Accumulated net investment loss ................            (11,334)            (4,104)
     Accumulated net realized gain on investments....            961,544             29,854
     Net unrealized appreciation on investments......          8,855,546            342,126
                                                             -----------         ----------
          Net assets ................................        $28,749,929         $2,685,888
                                                             ===========         ==========

See accompanying Notes to Financial Statements.

                             LEONETTI BALANCED FUND
                              LEONETTI GROWTH FUND


STATEMENTS OF OPERATIONS FOR THE PERIODS ENDED DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               Leonetti         Leonetti
                                                            Balanced Fund     Growth Fund*
                                                            -------------     ------------
INVESTMENT INCOME
 Income
   Interest .............................................    $  201,883        $   3,771
   Dividends ............................................        32,635              907
   Other ................................................         3,416               --
                                                             ----------        ---------
      Total income ......................................       237,934            4,678
                                                             ----------        ---------
 Expenses
   Advisory fees ........................................       127,002            4,391
   Administration fee ...................................        27,710            9,945
   Fund accounting fees .................................        11,255            6,068
   Registration fees ....................................        10,081            6,035
   Audit fee ............................................         8,942            5,790
   Transfer agent fees ..................................         6,867            5,202
   Legal fees ...........................................         5,763            1,283
   Custody fees .........................................         5,445            2,276
   Amortization of deferred organization costs ..........         3,025
   Trustees' fees .......................................         2,803            1,372
   Reports to shareholders ..............................         2,017              433
   Miscellaneous ........................................         1,814              542
                                                             ----------        ---------
      Total expenses ....................................       212,724           43,337
      Less: expenses waived and reimbursed ..............            --          (34,555)
                                                             ----------        ---------
      Net expenses ......................................       212,724            8,782
                                                             ----------        ---------
      NET INVESTMENT INCOME (LOSS) ......................        25,210           (4,104)
                                                             ----------        ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments .......................       925,211           29,854
 Net change in unrealized appreciation on investments....     2,630,179          342,126
                                                             ----------        ---------
      Net realized and unrealized gain on investments....     3,555,390          371,980
                                                             ----------        ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....     $3,580,600        $ 367,876
                                                             ==========        =========


* Commenced operations on September 1, 1999.

See accompanying Notes to Financial Statements.

                             LEONETTI BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Six Months            Year
                                                                       Ended              Ended
                                                                December 31, 1999#    June 30, 1999
                                                                ------------------    -------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
 Net investment income ......................................      $     25,210       $     65,238
 Net realized gain on investments ...........................           925,211            676,378
 Net change in unrealized appreciation on investments........         2,630,179          3,510,644
                                                                   ------------       ------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....         3,580,600          4,252,260
                                                                   ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income .................................           (68,992)           (59,358)
 From net realized gain .....................................          (675,334)        (1,019,875)
                                                                   ------------       ------------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................          (744,326)        (1,079,233)
                                                                   ------------       ------------
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets derived from net change in
  outstanding shares (a) ....................................         1,845,833          5,397,710
                                                                   ------------       ------------
     TOTAL INCREASE IN NET ASSETS ...........................         4,682,107          8,570,737

NET ASSETS
 Beginning of period ........................................        24,067,822         15,497,085
                                                                   ------------       ------------
 END OF PERIOD ..............................................      $ 28,749,929       $ 24,067,822
                                                                   ============       ============

Accumulated net investment income (loss) ....................      $    (11,334)      $     32,448
                                                                   ============       ============

(a) A summary of capital share transactions is as follows:

                                                            Six Months Ended                Year Ended
                                                           December 31, 1999#              June 30, 1999
                                                        -----------------------      ------------------------
                                                         Shares          Value        Shares          Value
                                                         ------          -----        ------          -----
Shares sold .........................................   138,998      $ 2,339,021     365,405      $ 5,421,234
Shares issued in reinvestment of distributions.......    41,794          743,508      78,386        1,074,676
Shares redeemed......................................   (74,617)      (1,236,696)    (75,553)      (1,098,200)
                                                        -------      -----------     -------      -----------
Net increase   ......................................   106,175      $ 1,845,833     368,238      $ 5,397,710
                                                        =======      ===========     =======      ===========

# Unaudited.

See accompanying Notes to Financial Statements.

                              LEONETTI GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 1, 1999*
                                                                   Through
                                                              December 31, 1999
                                                              -----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
 Net investment loss .........................................    $   (4,104)
 Net realized gain from security transactions ................        29,854
 Net unrealized appreciation on investments ..................       342,126
                                                                  ----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....       367,876

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets derived from net change in
  outstanding shares (a) .....................................     2,318,012
                                                                  ----------
     TOTAL INCREASE IN NET ASSETS ............................     2,685,888

NET ASSETS
 Beginning of period .........................................            --
                                                                  ----------
 END OF PERIOD ...............................................    $2,685,888
                                                                  ==========

Accumulated net investment loss ..............................    $   (4,104)
                                                                  ==========

(a) A summary of capital share transactions is as follows:

                                                          September 1, 1999*
                                                                Through
                                                           December 31, 1999
                                                         -----------------------
                                                          Shares        Value
                                                          ------        -----
Shares sold............................................  213,917     $2,327,421
Shares redeemed........................................     (789)        (9,409)
                                                         -------     ----------
Net increase...........................................  213,128     $2,318,012
                                                         =======     ==========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                             LEONETTI BALANCED FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            Six Months              Year Ended June 30,      August 1, 1995*
                                               Ended         -----------------------------      Through
                                        December 31, 1999#    1999       1998        1997     June 30, 1996
                                        ------------------    ----       ----        ----     -------------
Net asset value, beginning of period....      $16.34         $14.02     $12.31     $ 10.80       $10.00
                                              ------         ------     ------     -------       ------
Income from investment operations:
  Net investment income ................        0.02           0.05       0.05        0.06         0.09
  Net realized and unrealized
   gain on investments .................        2.33           3.18       2.75        1.54         0.76
                                              ------         ------     ------     -------       ------
Total from investment operations........        2.35           3.23       2.80        1.60         0.85
                                              ------         ------     ------     -------       ------
Less distributions:
  From net investment income ...........       (0.05)         (0.05)     (0.03)      (0.09)       (0.05)
  From net realized gain ...............       (0.44)         (0.86)     (1.06)         --           --
                                              ------         ------     ------     -------       ------
Total distributions ....................       (0.49)         (0.91)     (1.09)      (0.09)       (0.05)
                                              ------         ------     ------     -------       ------

Net asset value, end of period .........      $18.20         $16.34     $14.02     $ 12.31       $10.80
                                              ======         ======     ======     =======       ======

Total return ...........................       14.45%++       24.28%     24.10%      14.91%        8.46%++
Ratios/supplemental data:
Net assets, end of period (millions)....      $ 28.7         $ 24.1     $ 15.5     $  11.3       $ 10.1

Ratio of expenses to
 average net assets ....................        1.67%+         1.77%      1.99%       2.29%        2.26%+

Ratio of net investment income to
 average net assets ....................        0.20%+         0.35%      0.40%       0.47%        1.02%+

Portfolio turnover rate ................       40.84%++       81.16%     89.51%     119.75%       42.16%++

#  Unaudited.
*  Commencement of operations.
+  Annualized.
++ Not annualized.

See accompanying Notes to Financial Statements.

                              LEONETTI GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)
--------------------------------------------------------------------------------

                                                             September 1, 1999*
                                                                  Through
                                                             December 31, 1999
                                                             -----------------

Net asset value, beginning of period ......................       $10.00
                                                                  ------
Income from investment operations:
 Net investment loss ......................................        (0.02)
 Net realized and unrealized gain on investments ..........         2.62
                                                                  ------
Total from investment operations ..........................         2.60
                                                                  ------

Net asset value, end of period ............................       $12.60
                                                                  ======

Total return++ ............................................        26.00%

Ratios/supplemental data:
Net assets, end of period (millions) ......................       $  2.7

Ratio of expenses to average net assets:
 Before waiver and expense reimbursement ..................         9.71%+
 After waiver and expense reimbursement ...................         2.00%+

Ratio of net investment loss to average net assets:
 Before waiver and expense reimbursement ..................        (8.63)%+
 After waiver and expense reimbursement ...................        (0.92)%+

Portfolio turnover rate++ .................................        81.88%


*  Commencement of operations.
+  Annualized.
++ Not annualized.

See accompanying Notes to Financial Statements.

                             LEONETTI BALANCED FUND
                              LEONETTI GROWTH FUND


NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

     The Leonetti Balanced Fund and the Leonetti Growth Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Leonetti Balanced Fund and the Leonetti Growth Fund began operations on August 1, 1995 and September 1, 1999, respectively. The investment objective of the Leonetti Balanced Fund is to seek total return through a combination of income and capital growth, consistent with preservation of capital. The investment objective of the Leonetti Growth Fund is long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Securities traded on an exchange, or Nasdaq are valued daily at the last reported sale price at the close of regular trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

               U.S. Government securities with less than 60 days remaining to maturity when acquired are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

     B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provisions are required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. DEFERRED ORGANIZATION COSTS. The Leonetti Balanced Fund incurred expenses of $30,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced operations.

                             LEONETTI BALANCED FUND
                              LEONETTI GROWTH FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Leonetti & Associates, Inc. (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Funds. For the periods ended December 31, 1999, the Leonetti Balanced Fund and the Leonetti Growth Fund incurred $127,002 and $4,391, in Advisory fees, respectively.

     The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees for the Leonetti Growth Fund and reimburse other expenses to the extent necessary to limit the Fund's aggregate annual operating expenses, excluding brokerage commissions and other portfolio transactions expenses, interest, taxes, capital expenditures and extraordinary expenses, to 2.00%, of average daily net assets through December 31, 1999. During the period ended December 31, 1999, the Advisor waived $4,391 in fees and reimbursed the fund $20,219.

     The Advisor may recapture from the Leonetti Growth Fund the cumulative expense reimbursement of $24,610, subject to the requirements that the Fund must pay the current ordinary operating expenses of the Fund before any such recapture and its continued compliance with any other expense limitations. The Advisor must seek recapture no later than June 30, 2005, or the Advisor forgoes the right to recapture these amounts.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

         Under $15 million          $30,000
         $15 to $50 million                 0.20% of average daily net assets
         $50 to $100 million                0.15% of average daily net assets
         $100 to $150 million               0.10% of average daily net assets
         Over $150 million                  0.05% of average daily net assets

     For the period ended December 31, 1999, the Leonetti Balanced Fund incurred $27,710 in administration fees. The Leonetti Growth Fund's administration fees were waived through January 1, 2000.

                             LEONETTI BALANCED FUND
                              LEONETTI GROWTH FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from the sale of securities for the periods ended December 31, 1999, excluding U.S. Government obligations and short-term investments, were $7,617,079 and $8,698,583, respectively, for the Leonetti Balanced Fund and $2,650,537 and $845,536, respectively, for the Leonetti Growth Fund.

     For the periods ended December 31, 1999, the cost of purchases and the proceeds from sales of U.S. Government obligations, excluding short-term securities, were $2,017,161 and $0, respectively, for the Leonetti Balanced Fund.

NOTE 5 - TAX BASIS APPRECIATION

     At December 31, 1999, the cost of securities for federal income tax purposes was the same as their basis for financial reporting purposes. Gross unrealized appreciation and depreciation of securities were as follows:

                                                       Leonetti        Leonetti
                                                    Balanced Fund    Growth Fund
                                                    -------------    -----------
     Gross unrealized appreciation...............    $ 8,923,379      $ 358,771
     Gross unrealized depreciation...............        (67,833)       (16,645)
                                                     -----------      ---------
          Net unrealized appreciation............    $ 8,855,546      $ 342,126
                                                     ===========      =========

                                     ADVISOR
                           Leonetti & Associates, Inc.
                         1130 Lake Cook Road, Suite 300
                          Buffalo Grove, Illinois 60089
                                 (800) 454-0999

                                        +

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                        +

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                        +

                                 TRANSFER AGENT
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132
                                 (800) 282-2340

                                        +

                                    AUDITORS
                                Ernst & Young LLP
                            725 South Figueroa Street
                          Los Angeles, California 90017

                                        +

                                  LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104


This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.